Earnings per Share - Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic Earnings per Share
Net income available to shareholders	$ 32,518	$ 31,928	$ 9,071
Available to- allocate pro-rata between Class A and B
Net income available to shareholders	32,518	31,928	9,071
Diluted Earnings per Share
Net income available to shareholders	32,518	31,928	9,071
Available to - allocate pro rata between Class A and B
Net income available to shareholders	32,518	31,928	9,071
Class A Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	47,513,846	47,481,766	47,262,549
Weighted average number of common shares outstanding	47,607,750	47,500,670	47,262,549
Weighted average number of RSU's without service conditions (note 16)	93,904	18,904
Dilutive effect of share-based awards	159,516	110,987	185,463
Common shares and common share equivalents	47,767,266	47,611,657	47,448,012
Basic Earnings per Share
Net income available to shareholders	32,518	31,928	9,071
Available to - Class A shareholders for arrears
Net income available to shareholders	32,518	31,928	9,071
Earnings per share	$ 0.68	$ 0.67	$ 0.19
Diluted Earnings per Share
Net income available to shareholders	32,518	31,928	9,071
Available to - Class A shareholders for arrears
Net income available to shareholders	$ 32,518	$ 31,928	$ 9,071
Earnings per share	$ 0.68	$ 0.67	$ 0.19
Class B Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Common shares and common share equivalents	7,405,956	7,405,956	7,405,956
Basic Earnings per Share
Earnings per share
Diluted Earnings per Share
Earnings per share